6. FIXED ASSETS (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Purchase price fixed assets	$ 452,753
Estimated useful life	25 years